Structured Asset Trust Unit Repackagings (Saturns)
J.C. Penney Company, Inc. Debenture Backed
Series 2007-1
CUSIP NO. 80412E202
CUSIP NO.
80412EAA1
Distribution Date September 2, 2014
Bank of America National Association, as Trustee for the Trust, hereby gives notice with respect to the Distribution Date as follows:
The amount of the distribution payable to the Certificateholders on the Distribution Date allocable to principal and premium, if any, and interest, is as set forth below:
Beginning Principal/Unit
Amount
Principal Payment
Ending Principal/Unit
Amount
Fixed Rate
Accrual
Days
Day Count
Fixed Interest
Amount Due
Aggregate Interest Due
and Unpaid
Total
Distribution
$54,500,000.00 $0.00 $54,500,000.00 7.00000% 180 30/360 1,907,500.00 $ $0.00 1,907,500.00 $
$3,690.00
$0.00
$3,690.00
47.771 Rate per Unit n/a 30/360
164,813.00 $ $0.00 164,813.00 $
Additional Information
$2,000.00
$3,499.50
Underlying Security
PENNEY J C INC DEB 7.625% 3/01/97 708160BL9
March/September
$54,500,000.00
7.62500%
$2,077,812.50
CUSIP Moody's S & P Moody's Date S & P Date
80412E202 Baa3 BBB- Caa2 30-May-13 CCC-
16-May-13
80412EAA1 Baa3 BBB- n/a n/a CCC- 16-May-13
Underlying Security Baa3 BBB- Caa2 3-Jun-14 CCC- 10-May-13
*The Trustee shall not be held responsible for the selection or use of the CUSIP number nor is any representation made as to its correctness.
It is included for the convenience of the Holders.
Current Ratings
Expense Account Deposit
Original Ratings
To the Holders of:
Payment Dates
Current Principal Balance
Annual Coupon Rate (Fixed)
Interest Payment Received
Trustee Fees
The Underlying Security Issuer or Underlying Security Guarantor, as applicable, is subject to the informational requirements of the Exchange Act. The Underlying
Security Issuer or Underlying Security Guarantor, as applicable, currently files reports, proxy statements and other information with the SEC. Those periodic reports, current reports and other reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at Room 1024. 450 Fifth Street,
N.W., Washington, D.C. 20549. Copies of those materials can be obtained by making a written request to the SEC, Public Reference Section, 450 Fifth Street, N.W.,
Washington, D.C. 20549, at prescribed rates. The SEC also maintains a website on the internet at http://www.sec.gov at which users can view and download copies of reports, proxy, information statements and other information filed electronically. In addition, those reports and other information may also be obtained from the underlying security issuer by making a request to the underlying security issuer.